SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Carrying Amount of Assets and Liability [Table Text Block]

The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	June 30,	December 31,
	2013	2012
	US$	US$
Total current assets	270,205	240,420
Total assets	1,459,410	1,457,986
Total current liabilities	3,376	18,080
Total liabilities	3,376	18,080